Operations - Summary of Detailed Information of Joint Ventures (Detail) - Boa Vista Servicos S A [member] - BVRV Participações S.A [Member]	7 Months Ended
Aug. 07, 2023 shares
Disclosure of joint ventures [line items]
% of ownership interest	100.00%
Boa Vista [Member]
Disclosure of joint ventures [line items]
% of ownership interest	55.00%
R V [Member]
Disclosure of joint ventures [line items]
% of ownership interest	45.00%
Ordinary shares [member]
Disclosure of joint ventures [line items]
Quantity	322,000,001
% of ownership interest	100.00%
Ordinary shares [member] | Boa Vista [Member]
Disclosure of joint ventures [line items]
Quantity	161,000,000
% of ownership interest	50.00%
Ordinary shares [member] | R V [Member]
Disclosure of joint ventures [line items]
Quantity	161,000,001
% of ownership interest	50.00%
Preference shares [member]
Disclosure of joint ventures [line items]
Quantity	35,000,000
% of ownership interest	100.00%
Preference shares [member] | Boa Vista [Member]
Disclosure of joint ventures [line items]
Quantity	35,000,000
% of ownership interest	100.00%
Preference shares [member] | R V [Member]
Disclosure of joint ventures [line items]
Quantity	0
% of ownership interest	0.00%